PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Computers and peripheral equipment	$3,331	$3,845
Office furniture and equipment	518	601
Motor Vehicles	13	13
Leasehold improvements	397	456

	4,259	4,915
Accumulated depreciation	3,699	4,282

Depreciated cost	$560	$633

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $ 351, $ 394 and $ 497, respectively.